CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income (loss)	$ 32,444	$ 262,344	$ 108,459	$ (23,930)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion and accretion expense	16,125	105,752	94,661	79,947
Impairments of long-lived assets				5,725
Loss (gain) on derivatives - commodity derivatives	28,395	25,324	32,389	(13,006)
Net cash receipts from (payments on) commodity derivatives	(7,775)	(42,437)	(25,219)	11,913
Gain on disposal of oil and natural gas properties			(2,279)	(648)
Amortization of loan origination costs	10	159	48	108
Gain on derivatives - common stock warrants		(362)
Deferred income taxes		12,850
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Revenue receivable	(14,019)	(24,989)	(28,603)	5,532
Accrued expenses	670	9,838	1,840	(194)
Prepaid and other expenses	53	(2,095)	(125)	1,355
Other payable	161	5	10	4
Net cash provided by operating activities	56,064	346,389	181,181	66,806
Investing activities:
Additions to oil and natural gas properties	(39,836)	(185,497)	(136,077)	(99,487)
Acquisition of oil and natural gas properties	(5,517)	(49,191)	(83,209)	(17,903)
Deposit on acquisition		(1,899)
Refund of advances to operators	750	1,180	3,819
Proceeds from the disposal of oil and natural gas properties	748	4,845	29,443	647
Net cash used in investing activities	(43,855)	(230,562)	(186,024)	(116,743)
Financing activities:
Proceeds from borrowing on credit facilities	5,000	21,000	62,000	36,500
Repayments of borrowing on credit facilities	(9,400)	(72,100)	(49,400)	(54,500)
Cash distributions			(51,091)	(12,876)
Cash contributions	84		46,980	82,947
Deferred financing costs		(3,237)
Payment of expenses related to formation of Granite Ridge Resources, Inc.		(18,456)
Purchase of treasury shares		(216)
Payment of dividends		(10,664)
Proceeds from issuance of common stock		6,825
Net cash provided by (used in) financing activities	(4,316)	(76,848)	8,489	52,071
Net change in cash and restricted cash	7,893	38,979	3,646	2,134
Cash and restricted cash at beginning of period	12,154	12,154	8,508	6,374
Cash and restricted cash at end of period	20,047	51,133	12,154	8,508
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	(17)	(2,286)	(1,636)	(1,263)
Cash paid during the period for income taxes		(98)	(79)	65
Supplemental disclosure of non-cash investing activities:
Oil and natural gas property development costs in accrued expenses	10,413	48,187	6,251	5,746
Advances to operators applied to development of oil and natural gas properties	21,910	103,535	48,387	38,311
Cash and restricted cash:
Cash	19,747	50,833	11,854	8,208
Restricted cash included in other long-term assets	300	300	300	300
Cash and restricted cash	$ 20,047	$ 51,133	$ 12,154	$ 8,508